LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The company’s long-term debt at December 31 is listed below.

	December 31, 2015	December 31, 2014

Term loan, due July, 2017	$16.5	$18.5
Senior secured notes, 11.0% due October 2017 (US$260.5 million; December 31, 2014 – US$235.5 million)	356.7	273.1
	373.2	291.6
Revolving asset-based loan facility of up to $225.0 million due July 2017	117.1	29.4
Capital lease obligations	7.5	8.1
Total debt	497.8	329.1
Less: current portion	(3.2)	(3.0)
Total long-term debt	$494.6	$326.1

Schedule of Maturities of Long-term Debt [Table Text Block]	The following table provides the scheduled total debt repayments:
Recourse debt
2016	$3.2
2017	495.1
2018	2.7
2019	0.5
2020	0.1
$501.6

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$497.8	$416.0	$329.1	$313.1